RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES - Schedule of weighted average remaining lease terms (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Weighted average remaining lease term (years)	1 year 4 months 24 days	1 year 4 months 24 days
Weighted average discount rate	6.18%	6.18%
Cash payment for operating leases	¥ 2,034,000	$ 316,000
Total operating lease expenses	¥ 2,034,000	$ 316,000	¥ 4,307,000	¥ 45,384,000